GOING CONCERN	6 Months Ended
Jun. 30, 2012
GOING CONCERN
GOING CONCERN

NOTE 2 – GOING CONCERN

As shown in the accompanying consolidated financial statements, America West has incurred continual losses and an accumulated deficit of $79,427,370 as of June 30, 2012. At June 30, 2012 current liabilities exceeded current assets by $32,243,455. During the six months ended June 30, 2012 the company used $646,199 of cash in its operating activities. These conditions raise substantial doubt as to America West’s ability to continue as a going concern. Management is attempting to raise additional capital through sales of stock and to enhance the operations of Hidden Splendor to achieve cash-positive operations. The unaudited condensed consolidated financial statements do not include any adjustments that might be necessary if America West is unable to continue as a going concern.